Operating Expenses - Schedule of Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Expense [Abstract]
General and administrative expenses	$ 53,295	$ 60,991	$ 57,199
Research and development expenses	96,235	152,433	110,471
Total operating expenses	$ 149,530	$ 213,425	$ 167,671